Immaterial Corrections of Prior Period Financial Statements - Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (39,273)	$ (6,847)	$ (68,364)	$ (13,450)	$ (256,725)	$ (111,581)	$ (96,829)
Income tax benefit			(684)	(9,393)	(12,011)	(3,308)	0
Impairment of and equity in loss of equity method investees					11,529	16,780	13,718
Impairment losses			653	0	172,540	51,319	73,669
Net cash used in operating activities			$ 82,369	10,370	$ 75,530	41,468	$ 13,784
Previously Reported
Cash flows from operating activities
Net loss		(7,465)		(14,042)		(106,043)
Income tax benefit				(9,190)		0
Impairment of and equity in loss of equity method investees						16,698
Impairment losses						42,554
Net cash used in operating activities						41,468
Adjustments
Cash flows from operating activities
Net loss		$ 618		592		(5,538)
Income tax benefit				$ (203)		(3,308)
Impairment of and equity in loss of equity method investees						82
Impairment losses						8,765
Net cash used in operating activities						$ 0